Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Corporate legal fees	$ 927	$ 564
Audit, tax and filing services	78	189
Board fees	136	45
Sublicense fees	103	125
Other miscellaneous	52	149
Other accrued liabilities, Total	$ 1,296	$ 1,072